RELATED PARTY TRANSACTIONS (Tables)	2 Months Ended	6 Months Ended
	Dec. 31, 2014	Jun. 30, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]	The following transactions were carried out with related parties:
December 31
2014
$
Balance sheet:

Loan from related party - Director	1,300

	June 30	December 31
The following transactions were carried out with related parties:	2015	2014
	$	$
Balance sheet:
Loan from related party - Director	416,350	1,300